Business Combinations (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations [Abstract]
Schedule of Net Gain / (Loss) on the Disposals During the Year	The detail of the net gain / (loss) on the disposals during the year are set out below:
	Consolidated
	2023	2022	2021
	US$	US$	US$
Total disposal consideration	-	6,800,000	402

Carrying amount of net asset sold (note(i) below)	-	(6,884,934)	(202,442)
Loss on sales before income tax and reclassification of foreign currency translation reserve	-	(84,934)	(202,040)
Reclassification of foreign currency transaction reserve	-	-	-
Non-controlling interest	-	-	1,175,894
(Loss)/gain on disposal after income tax	-	(84,934)	973,854
The details of the net loss on the deemed disposal of the Greifenberg Group are set out below:
	Consolidated
	2023	2022	2021
	US$	US$	US$

Total deemed disposal consideration	-	390,112	-
Carrying amount of net asset sold (note(i) below)	-	(900,414)	-
Loss on sales before income tax and reclassification of foreign currency translation reserve	-	(510,302)	-
Non-controlling interest	-	497,060	-
Loss on disposal after income tax	-	(13,242)	-

Schedule of Net Assets Disposed	Net assets disposed of:
	Consolidated
	2023	2022	2021
	US$	US$	US$
Cash and bank balances	-	3,732,847	24,605
Plant and equipment	-	1,689,459	123,175
Right of use assets	-	1,126,111	-
Inventories	-	-	155,986
Trade and others receivable	-	16,548	515,132
Other deposit and prepayment	-	5,146,750	582,750
Amount due from former fellow subsidiaries	-	192,532	-
Trade and other liabilities	-	(387,130)	(1,166,442)
Amount due to a related company	-	-	(3,700)
Amount due to holding company	-	(3,691,178)	-
Lease liabilities	-	(215,559)	-
Lease liabilities - long term	-	(725,446)	-
Deferred tax liabilities	-	-	(29,064)
	-	6,884,934	202,442

	Consolidated
	2023	2022	2021
	US$	US$	US$

Intangible assets	-	1,420,288	-
Cash and bank balance	-	10,301	-
Other deposit and prepayment	-	35,312	-
Amount due to a related company	-	88,261	-
Trade and other liabilities	-	(653,748)	-
	-	900,414	-

Schedule of Net Cash Flows from Disposal of Subsidiaries	Net cash flows from disposal of subsidiaries
	Consolidated
	2023	2022	2021
	US$	US$	US$

Consideration received, satisfied in cash	-	6,800,000	402
Cash and cash equivalents of subsidiaries disposed of (included cash at bank and bank overdraft)	-	(3,732,847)	(24,605)
	-	3,067,153	(24,203)
	Consolidated
	2023	2022	2021
	US$	US$	US$

Deemed consideration received, satisfied in investment in associate	-	390,112	-
Cash and cash equivalents of subsidiaries disposed of (included cash at bank and bank overdraft)	-	(10,301)	-
	-	379,811	-

Schedule of Purchase Consideration, the Net Assets Acquired and Goodwill	Details of the purchase consideration, the net assets acquired and goodwill are as follows:
	Consolidated
	2023	2022	2021
	US$	US$	US$
Purchase consideration (refer to (b) below):
Cash paid	-	-	-
Ordinary shares issued	750,000	-	-
Total purchase considerations	750,000	-	-

The assets and liabilities recognized as a result of the acquisitions are as follows:
Cash	2,110	-	-
Other assets	2,710	41,542	-
Intangible assets	-	357,000	-
Equipment	-	67,014	-
Accounts payables	-	(727,247)	-
Other payables	-	(367)	-
Net identifiable liabilities acquired	4,820	(262,058)	-
Increase/(decrease) non-controlling interests	22,396	(296,240)	-
Increase in goodwill	722,784	-	-
Increase in other reserve	-	558,298	-
	750,000	-	-